Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Statement of Comprehensive Income [Abstract]
Defined benefit pension plan actuarial loss, net of tax	$ 0	$ 0	$ 0	$ 0
Unrealized gain (loss) on cash flow hedges, tax	(1)	1	0	(2)
Unrealized (loss) gain on available-for-sale fixed-income securities, tax	$ 0	$ 0	$ 0	$ (1)